UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 425
          Greenwich, CT 06830

13F File Number: 028-10718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut         November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $178,236
                                          (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                               Contrarian Capital Management, L.L.C.
                                                         September 30, 2012
COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4      COLUMN 5        COL 6   COL 7           COLUMN 8

                                                           VALUE     SHS OR    SH/ PUT/  INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN CALL  DSCRTN  MGRS    SOLE        SHARED   NONE
AMERICAN INTL GROUP INC       COM NEW           026874784  15,125      461,270 SH        SOLE              461,270
ANNALY CAP MGMT INC           COM               035710409   2,136      126,825 SH        SOLE              126,825
AVIS BUDGET GROUP             COM               053774105   1,335       86,770 SH        SOLE               86,770
BANK OF AMERICA CORPORATION   COM               060505104  19,307    2,186,484 SH        SOLE            2,186,484
BEAZER HOMES USA INC          COM               07556Q105   2,016      567,868 SH        SOLE              567,868
BROOKDALE SR LIVING INC       COM               112463104     683       29,428 SH        SOLE               29,428
CAL DIVE INTL INC DEL         COM               12802T101     680      444,156 SH        SOLE              444,156
CEDAR FAIR L P                DEPOSITRY UNIT    150185106   2,827       84,475 SH        SOLE               84,475
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305  34,587      460,794 SH        SOLE              460,794
CHEMTURA CORP                 COM NEW           163893209   1,650       95,821 SH        SOLE               95,821
COSTAMARE INC                 SHS               Y1771G102     905       58,820 SH        SOLE               58,820
DELTA AIR LINES INC DEL       COM NEW           247361702   5,169      564,250 SH        SOLE              564,250
DIGITAL GENERATION INC        COM               25400B108     944       76,770 SH        SOLE               76,770
ENDEAVOUR INTL CORP           COM NEW           29259G200   1,865      192,840 SH        SOLE              192,840
EXIDE TECHNOLOGIES            COM NEW           302051206   1,335      430,542 SH        SOLE              430,542
FAIRPOINT COMMUNICATIONS INC  COM NEW           305560302   1,790      236,740 SH        SOLE              236,740
GENERAL MTRS CO               COM               37045V100   3,461      152,148 SH        SOLE              152,148
GENON ENERGY INC              COM               37244E107  15,837    6,259,588 SH        SOLE            6,259,588
GOODYEAR TIRE & RUBR CO       COM               382550101   1,664      136,512 SH        SOLE              136,512
I D SYSTEMS INC               COM               449489103     513       89,056 SH        SOLE               89,056
KB HOME                       COM               48666K109     733       51,100 SH        SOLE               51,100
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100  33,505      648,560 SH        SOLE              648,560
METHANEX CORP                 COM               59151k108     771       27,024 SH        SOLE               27,024
NEWS CORP                     CL A              65248E104   1,844       75,258 SH        SOLE               75,258
NORDION INC                   COM               65563c105     843      124,896 SH        SOLE              124,896
PARKER DRILLING CO            COM               701081101     538      127,175 SH        SOLE              127,175
RESOLUTE FST PRODS INC        COM               76117w109   8,967      689,792 SH        SOLE              689,792
SANOFI                        RIGHT 12/31/2020  80105N113     723      430,188 SH        SOLE              430,188
SPRINT NEXTEL CORP            COM SER 1         852061100   1,250      226,500 SH        SOLE              226,500
TRANSOCEAN LTD                REG SHS           H8817H100     821       18,288 SH        SOLE               18,288
UNITED CONTL HLDGS INC        COM               910047109  10,980      563,083 SH        SOLE              563,083
VANTAGE DRILLING COMPANY      ORD SHS           G93205113   2,483    1,349,303 SH        SOLE            1,349,303
WPX ENERGY INC                COM               98212B103     951       57,320 SH        SOLE               57,320







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